PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,058	$ 1,256
Disposal of fixed assets		100
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance lease	1,100	1,100
Accumulated depreciation for finance lease	$ 800	$ 600